                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12-31-08
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
       -------------------------------------------------------------------------

Address: 237 Park Avenue, Suite 900
         -----------------------------------------------------------------------
         New York, NY  10017
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------


Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
       -------------------------------------------------------------------------
Title: Managing Member
       -------------------------------------------------------------------------
Phone: 212-808-7420
       -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  Feb. 18, 2008
-------------------------------    --------------------------    -------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:     99,748
                                            -------------
                                             (thousands)


List of Other Included Managers:            N/A
                                            -------------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

06/30/2008 -- Form 13F
Page 1
CIK: 1292975
CCC: ww6dh@ho

                             VALUATION CURRENCY: USD

        ITEM 1         ITEM 2    ITEM 3      ITEM 4      ITEM 5           ITEM 6          ITEM 7          ITEM 8
--------------------- -------- --------- ------------- ---------        ----------       -------- ----------------------
                                             Fair      Shares of        Investment                   Voting Authority
                      Title of   Cusip      Market     Principal        Descretion                ----------------------
    Name of Issuer      Class    Number      Value       Amount    Sole   Shared   Other Managers    Sole   Shared Other
--------------------- -------- --------- ------------- ---------   ---- ---------- ----- -------- --------- ------ -----
DANA HOLDING CORP.     COMMON  235825205  2,288,084.00 3,092,005 N   X                     LITE   3,092,005      0     0
EAGLE MATERIALS INC    COMMON  26969P108 12,522,482.00   680,200 N   X                     LITE     680,200      0     0
HUNTSMAN CORP          COMMON  447011107  1,983,848.00   576,700 N   X                     LITE     576,700      0     0
KAISER ALUMINUM CORP   OTC EQ  483007704 10,292,361.00   457,032 N   X                     LITE     457,032      0     0
MOSYS INC              OTC EQ  619718109  4,683,622.00 2,230,296 N   X                     LITE   2,230,296      0     0
NRDC ACQ CORP          COMMON  62941R102 11,163,000.00 1,220,000 N   X                     LITE   1,220,000      0     0
NORTHWESTERN CORP      OTC EQ  668074305    621,744.00    26,491 N   X                     LITE      26,491      0     0
ROHM AND HAAS COMPANY  COMMON  775371107 15,929,462.00   257,800 N   X                     LITE     257,800      0     0
THERAVANCE INC         OTC EQ  88338T104 17,852,751.00 1,440,900 N   X                     LITE   1,440,900      0     0
UST INC.               COMMON  902911106 13,078,130.00   188,500 N   X                     LITE     188,500      0     0
WAL-MART STORES INC.   COMMON  931142103  4,110,375.00    73,321 N   X                     LITE      73,321      0     0
WALGREEN CO.           COMMON  931422109    419,069.00    16,987 N   X                     LITE      16,987      0     0
ZILOG INC NEW          OTC EQ  989524301  4,803,322.00 1,656,318 N   X                     LITE   1,656,318      0     0
   Total Under Management:               99,748,250.00